Lord Abbett Investment Trust
90 Hudson Street
Jersey City, NJ 07302

October 20, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:          Lord Abbett Investment Trust

CIK No. 000911507

Securities Act File No. 033-68090

Investment Company Act File No. 811-7988

Ladies/Gentlemen:

On behalf of Lord, Abbett & Co. LLC as investment adviser to Lord Abbett Investment Trust, enclosed for filing is Post-Effective Amendment No. 47 to the Trust’s Registration Statement on Form N-1A.

The primary purpose of filing the enclosed Amendment is to amend certain investment policies of the Convertible Fund and associated risks.  The changes would allow the Convertible Fund greater latitude to invest in lower rated securities. We request that the Commission declare the Amendment effective on December 20, 2006 pursuant to Rule 485(a).

Please call Christina Simmons (201) 395-2264 or the undersigned at (201) 395-2177 with any comments, questions or requests for additional information.

Very truly yours,

/s/ Leslie C. Leda
Leslie C. Leda
Senior Paralegal
Lord, Abbett & Co. LLC